January 13, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Mail Stop 6010

Washington, DC 20549-6010

Attention: Jeffrey P. Riedler

Re:	Summit Corporation plc
Confidential Draft Registration Statement on Form F-1
Submitted December 4, 2014
CIK No. 0001599298

Ladies and Gentlemen:

On behalf of Summit Corporation plc (the “Company”), submitted herewith is Amendment No. 1 to the Confidential Draft Registration Statement on Form F-1 (the “Registration Statement”) relating to the registration under the Securities Act of 1933, as amended, of ordinary shares of the Company.

The amended Registration Statement is being submitted in part to respond to the comments of the staff (the “Staff”) of the Securities and Exchange Commission contained in its letter dated December 31, 2014 (the “Comment Letter”), relating to the above referenced Registration Statement.

Set forth below are the Company’s responses to the Staff’s comments. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Comment Letter. On behalf of the Company, we advise you as follows:

Our Company, page 1

1.	Your product pipeline table should highlight your products in development that are more likely to result in an approved product in the foreseeable future. Research and development activities that precede the identification of a molecule and a related indication are too remote to be highlighted in the pipeline table. Accordingly, please limit your table to products that are at least in the preclinical stage of development. Also, please list your most advanced drug candidate (SMT19969) first and your next most advanced candidate (SMT C1100) second.

Wilmer Cutler Pickering Hale and Dorr LLP, 7 World Trade Center, 250 Greenwich Street, New York, New York 10007

Beijing      Berlin      Boston      Brussels       Denver      Frankfurt      London      Los Angeles      New York      Oxford      Palo Alto      Washington

Securities and Exchange Commission

January 13, 2015

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1 and 76 of the Registration Statement.

Our future success depends on our ability to retain…, page 38

2.	In addition to your CEO Glyn Edwards, please expand this risk factor to identify all principal or key members of your executive and scientific teams upon whom you are highly dependent.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 39 of the Registration Statement.

Special Note Regarding Forward-Looking Statements And Industry Data, page 47

3.	We note your statement that “[a]lthough we believe these industry publications and third-party research, surveys and studies are reliable, we have not independently verified such data.” This statement appears to infer that you are not liable for statements included in your registration statement. Please delete this sentence or specifically state that you are responsible for the referenced information.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 48 of the Registration Statement by deleting this sentence.

Research and Development Expenses, page 58

4.	Please expand your disclosures to include the total costs incurred from inception to date for each product candidate separately.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 60 of the Registration Statement.

Recognition of Research and Development Expenses, page 61

5.	Please revise your disclosure to state whether there have been any material adjustments to estimates based on the actual costs incurred for each period presented and if so please quantify the amounts.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 62 of the Registration Statement.

Securities and Exchange Commission

January 13, 2015

General and Administrative Expenses, page 63

6.	Please explain to us why the provision made for milestone payments is classified as a general and administrative expense as opposed to a research and development expense.

Response:	In response to the Staff’s comment, the Company advises the Staff that the grant agreements with Muscular Dystrophy Association and Duchenne Partners Fund to partially fund a clinical trial resulted in the Company recognizing income of £0.6 million and £0.1 million in the years ended January 31, 2013 and 2012, respectively. The Company incurred qualifying research and development expenses, entitling it to such funds. These grants were not repayable outside of the control of the Company.

IFRS does not contain a definition of research and development expense, nor does it contain a definition of general and administration expense. Therefore, the Company considered the nature of the cash infusion milestone payments when determining the appropriate income statement classification. The cash infusion milestone payments were triggered by a corporate event (successful equity placing in March 2014) rather than the technological advancement of the relevant research and development activities. Accordingly, the Company believes that classifying the expense as general and administration appropriately reflects the nature of the item.

The Company has revised its disclosure on page F-7 of the Registration Statement to provide more detail on this item.

Analysis of Trial Results, page 84

7.	Please define the terms in vitro and in vivo the first time those terms are used.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 85 of the Registration Statement.

BioMarin Phase 1 Clinical Trial in Healthy Volunteers, page 85

8.	We note your disclosure regarding BioMarin’s Phase 1 clinical trial utilizing a prior formulation of SMT C1100 in healthy volunteers. Please expand your disclosure to explain why BioMarin elected to discontinue the development of this formulation and transfer all assets and rights back to you.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 15, 26-27, 60 and 86 of the Registration Statement.

Planned Clinical Trials, page 85

9.	Please revise your disclosure to identify the following as to each completed and ongoing clinical trial for SMT C1100 and SMT 19969:

•	who conducted or will conduct the clinical trial;

•	the location(s) of each clinical trial; and

•	the date(s) and person(s) who filed INDs with the FDA as to any trials that were or will be conducted in the United States.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 86 and 93 of the Registration Statement.

Securities and Exchange Commission

January 13, 2015

Potential Diet Independent Formulation of SMT C1100, page 88

10.	Please revise your disclosure to indicate what you consider to be a diet that has the “appropriate proportions of fat, protein and carbohydrates” to possess the potential to improve the plasma levels of SMT C1100.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 86 and 90 of the Registration Statement.

SMT19969 for the Treatment of CDI, page 90

11.	Please discuss explain why you switched from an aqueous suspension of SMT19969 between your completed Phase 1 clinical trial to a capsule form of delivery in your ongoing Phase 2 clinical trial.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 91 of the Registration Statement.

University of Oxford, page 95

12.	We note your disclosure on page 70 and page 95 regarding the research sponsorship agreement with the University of Oxford and ISIS. Please revise this section to specify the obligations under the agreement owed by the University of Oxford and ISIS and to disclose the maximum amount you have agreed to fund over a three-year research period under this agreement.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 70 and 96 of the Registration Statement.

Description of Share Capital, page 137

13.	Please expand your disclosure to briefly describe any provision of your memorandum of association or articles of association that would have an effect of delaying, deferring or preventing a change in control.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 142 of the Registration Statement.

Securities and Exchange Commission

January 13, 2015

Consolidated Statement of Comprehensive Income, page F-13

14.	It appears as though you have elected under paragraph 99 of IAS 1 to classify expenses using the function of expense method described in paragraph 103 of IAS 1. However, share-based compensation expense and depreciation and amortization expense would fall under the nature of expense method under paragraph 102 of IAS 1. Therefore, please revise your presentation to classify share-based compensation expense and depreciation and amortization expense by functional expense. Disclose the share-based compensation expense amounts and the depreciation and amortization expense amounts in the notes to the financial statements rather than on the face of the statement of comprehensive loss.

Response:	In response to the Staff’s comment, the Company has revised its presentation of expenses on the face of the Consolidated Statement of Comprehensive Income on pages F-13 and F-3 of the Registration Statement consistent with the function of expense method, as described under paragraph 103 of IAS 1. The revised presentation classifies expenses based on two functions:

•	research and development; and

•	general and administration.

Additional information on operating expenses by nature, including share-based compensation expense and depreciation and amortization expense, is included in Note 7 to the financial statements on page F-27 of the Registration Statement.

The Company has also revised the Management Discussion and Analysis of Financial Condition and Results of Operations section of the Registration Statement to reflect the revised presentation of expenses.

Research and development, page F-19

15.	In this policy you indicate that the criteria for capitalizing development costs are not met until a product has been submitted for regulatory approval. In the second paragraph of your disclosure regarding research and development expenses on page 61, you indicate that regulatory approval is the earliest point at which capitalization of development costs can be achieved. Please revise your disclosure to be consistent. To the extent that you believe capitalization of development costs can occur upon the filing for regulatory approval, please provide us your analysis supporting your conclusion and reference for us the authoritative literature upon which you relied.

Response:	In response to the Staff’s comment, the Company has determined that regulatory approval is the earliest point at which the probable threshold for the creation of an internally generated intangible asset can be achieved. The Company has therefore revised its disclosure on page F-19 of the Registration Statement to align with this policy and the disclosure regarding research and development expenses on page 62 of the Registration Statement.

Business combinations, page F-22

16.	Please explain to us how you concluded that the acquisition of MuOx Limited was a business and specifically identify the processes that you acquired. Reference for us the authoritative literature you relied upon to support your determination that MuOx is a business.

Response:	The Company acknowledges the Staff’s comment seeking expanded information regarding the Company’s conclusion that MuOx Limited (“MuOx”) is a business. The Company concluded that MuOx is a business based on the analysis set forth below in accordance with the guidance contained in IFRS 3.

The Company conducted its evaluation based on the guidance contained in Sections B7 through B12 of IFRS 3, beginning with the three elements of a business set forth in Section B7, as follows:

•	Inputs. MuOx holds the exclusive rights to a series of utrophin modulators and core biological screening technology. The Company considers that the acquired license meets the definition of an input under subsection B7(a) of IFRS 3 because the acquired license holds “the ability to create an output when one or more processes are applied to it.” Moreover, intellectual property is recognized as an example of an input under subsection B7(a).

•	Processes. In its discussion of the “processes element of a business,” subsection B7(b) of IFRS 3 states that “an organized workforce having the necessary skills and experience following rules and conventions may provide the necessary processes that are capable of being applied to inputs to create outputs.”

The MuOx transaction was accomplished through a number of agreements with the selling shareholders, as detailed in Note 5 to the financial statements on page F-24 of the Registration Statement. These agreements included a sponsored research agreement, an exclusive option agreement over new intellectual property developed, and a warrant instrument. The sponsored research agreement binds the University of Oxford for services to be provided by specified key scientists to identify, research and develop utrophin modulators over a three year period. These scientists must remain in employment with the University of Oxford during this time or suggest replacements who are acceptable to the Company. Further, the warrant financially rewards those key scientists to remain in employment with the University of Oxford during this time until key preclinical and clinical development milestones are achieved. In addition, the Company has access to the relevant equipment used in the development of the utrophin modulators and core biological screening technology via the sponsored research agreement.

Accordingly, the Company considers that the retention and compensation of the key scientists involved in the development of the utrophin modulators and core biological screening technology is considered to meet the definition of a process under IFRS 3.

•	Outputs. Given the early stage of development, there were no outputs as of the date of the Company’s acquisition of MuOx. However, Sections B8 through B10 of IFRS 3 make clear that a lack of outputs does not mean that an acquisition is not a business combination. The Company has considered the additional factors outlined in Section B10 of IFRS 3 and notes that MuOx has a contracted workforce through the sponsored research agreement (akin to employees) and intellectual property, as well as access to the relevant equipment used in the development of the utrophin modulators and core biological screening technology via the sponsored research agreement. In addition, the Company is pursuing a plan to produce outputs by continuing relevant research and development activities to develop a successful product candidate. Furthermore, the Company believes that it will be able to obtain access to customers that will purchase the outputs.

Based on the analysis set forth above, the Company concluded that MuOx meets the definition of a business under IFRS 3.

MuOx, page F-35

17.	You state that for any IP arising from research carried out under the sponsored research agreement, for which the Group has not exercised the option to acquire a license, the Group would be obligated to pay milestone payments of up to £75,000. However, on page 70 it appears that you would be obligated to make the milestone payment for any arising IP for which you have exercised the option and obtained a license. Please clarify.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages F-35 of the Registration Statement.

Securities and Exchange Commission

January 13, 2015

Deferred tax, page F-36

18.	Please tell us why you do not recognize any of your unrecognized deferred tax assets to offset the deferred tax liability recognized upon your acquisition of MuOx Limited. In your response, tell us whether you file a consolidated income tax return that includes the results of MuOx. Reference for us the authoritative literature you rely upon to support your accounting.

Response:	The Company advises the Staff that the Group does not file a consolidated income tax return that includes the results of MuOx. Rather, the parent company, Summit Corporation plc and each of its subsidiaries, including Muox, file individual income tax returns consistent with U.K. tax legislation.

The Company advises the Staff that the deferred tax liability recognized in the consolidated financial statements of the Group relates solely to the Deed of License of Knowhow with the University of Oxford, which was recognized during the acquisition of MuOx. This intangible asset has no tax base in the individual income tax return of either Summit Corporation plc or MuOx. The deferred tax liability only arises in the consolidated financial statements of the Group. Neither Summit Corporation plc nor MuOx recognizes such a liability in their standalone, entity-only financial statements.

In the consolidated financial statements of the Group, unrecognized deferred tax assets primarily relate to tax losses brought forward from previous accounting periods. These deferred tax assets have not been recognized to the extent that they are not regarded as recoverable in the foreseeable future.

In reaching the conclusion not to recognize these deferred tax assets to offset the deferred tax liability recognized upon its acquisition of MuOx, the Company considered the criteria for the recognition of deferred tax assets relating to unused tax losses and unused tax credits in IAS 12, paragraph 36(a). While income taxes are levied on both Summit Corporation plc and MuOx by the U.K. tax authority, HM Revenue & Customs, the deferred tax liability relating to the intangible asset only arises on consolidation and therefore cannot be said to relate to “the same taxable entity.”

Accordingly, the Company believes that the conditions in IAS 12 to recognize a deferred tax asset have not been met, and it has not recognized a deferred tax asset.

Exhibits

19.	Please file the MuOx Ltd. acquisition agreement and the 2009 funding agreement as exhibits.

Response:	The Company advises the Staff that it does not believe either the MuOx acquisition agreement or the 2009 funding agreement between the Company and the Wellcome Trust are required to be filed as exhibits to the Registration Statement pursuant to Item 601 of Regulation S-K.

As described on pages 62-63 of the Registration Statement, pursuant to the MuOx acquisition agreement, the Company acquired 100% of the share capital of MuOx in exchange for 1,770,442 of the Company’s ordinary shares with a fair value of £3.3 million, based on the Company’s published share price on the date of the acquisition. The MuOx acquisition agreement was fully performed prior to the date of the Registration Statement. As such, the Company does not believe the acquisition agreement is required to be filed as an exhibit.

The Company advises the Staff that the 2009 funding agreement between the Company and the Wellcome Trust has been superseded by the 2012 translation award funding agreement with the Wellcome Trust and is no longer in effect. As such, the Company does not believe the 2009 funding agreement is required to be filed as an exhibit.

Securities and Exchange Commission

January 13, 2015

Other Comments

20.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response:	The Company acknowledges the Staff’s comment and will provide all exhibits as soon as practicable.

21.	Please confirm that the graphics included in your registration statement are the only graphic, visual, or photographic information you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response:	The Company acknowledges the Staff’s comments and confirms that the graphics included in the Registration Statement are the only graphic, visual or photographic information it currently intends to include in the prospectus. If the Company determines to include additional graphics, it will provide such graphics prior to their use for review by the Staff.

22.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response:	In response to the Staff’s request, the Company is providing to the Staff on a supplemental basis copies of all of the written materials that have been presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933. Such materials were only made available for viewing by potential investors during the Company’s presentation, and potential investors were not permitted to retain copies of the materials.

23.	Your exhibit index indicates that you have submitted a confidential treatment request with respect to portions of certain of your exhibits. Please note that our comments on your request for confidential treatment will be provided under separate cover.

Response:	The Company acknowledges the Staff’s comment.

24.	Please be advised that the Office of International Corporate Finance has not yet completed their examination of the draft registration statement. We will transmit any comments they may promptly upon completion of their examination.

Response:	The Company acknowledges the Staff’s comment.

Securities and Exchange Commission

January 13, 2015

If you have any further questions or comments, or if you require additional information, please contact the undersigned by telephone at (212) 937-7206 or electronically at brian.johnson@wilmerhale.com. Thank you for your assistance.

Very truly yours,

/s/ Brian A. Johnson

Brian A. Johnson

cc:	Erik Ostrowski